CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
REVENUES
Total revenues	$ 80,498,435	$ 24,248,765
COST OF REVENUES
Total cost of revenues	77,501,417	22,219,528
GROSS PROFIT	2,997,018	2,029,237
OPERATING EXPENSES:
Selling	238,624	63,863
General and administrative	2,007,609	2,978,213	$ 511,211
Provision for doubtful accounts	6,324,020	666,690
Stock compensation expense	1,889,173	930,223
Impairment of goodwill	5,533,507	0	0
Total operating expenses	15,992,933	4,638,989	511,211
LOSS FROM OPERATIONS	(12,995,915)	(2,609,752)	(511,211)
OTHER INCOME (EXPENSE)
Interest income	1,114	2,450	1,763
Interest expense	(294,139)	(167,097)
Other finance expenses	(136,456)	(362,413)	(927)
Other (expense) income, net	100	(6,255)	4
Gain on debt settlements	125,215	0	0
Total other (expense) income, net	(304,166)	(533,315)	840
LOSS BEFORE INCOME TAXES	(13,300,081)	(3,143,067)	(510,371)
(BENEFIT OF) PROVISION FOR INCOME TAXES	(1,002,346)	223,173	213,649
NET LOSS FROM CONTINUING OPERATIONS	(12,297,735)	(3,366,240)	(510,371)
NET (LOSS) INCOME FROM DISCONTINUED OPERATIONS	(34,785,232)	(1,033,293)	4,873,962
Net (loss) income	(47,082,967)	(4,399,533)	4,363,591
Less: Net (loss) income attributable to non-controlling interest from continuing operations	(1,473,448)	477,409
Net (loss) income attributable to non-controlling interest	(45,609,519)	(4,876,942)	4,363,591
NET (LOSS) INCOME	(47,082,967)	(4,399,533)	4,363,591
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	2,031,732	(559,320)	(267,546)
TOTAL COMPREHENSIVE (LOSS) INCOME	(45,051,235)	(4,958,853)	4,096,045
Less: Comprehensive (loss) income attributable to non-controlling interests from continuing operations	(1,418,708)	465,736
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	$ (43,632,527)	$ (5,424,589)	$ 4,096,045
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	33,194,383	22,417,524	20,319,723
Diluted	33,194,383	22,417,524	20,944,951
(LOSS) EARNINGS PER SHARE - BASIC
Continuing operations	$ (0.33)	$ (0.16)	$ (0.03)
Discontinued operations	(1.05)	(0.06)	0.24
(LOSS) EARNINGS PER SHARE - DILUTED
Continuing operations	(0.33)	(0.16)	(0.02)
Discontinued operations	$ (1.05)	$ (0.06)	$ 0.23
Feed raw material
REVENUES
Total revenues	$ 76,489,466	$ 24,248,765
COST OF REVENUES
Total cost of revenues	73,644,789	$ 22,219,528
Feed raw material - related party
REVENUES
Total revenues	4,008,969
COST OF REVENUES
Total cost of revenues	$ 3,856,628